[Janus Letterhead]

December 5, 2014

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1940 Act File No. 811-01879

Dear Sir or Madam:

The Registrant, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is transmitting today for filing electronically with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form N-14 (the “Registration Statement”) of the Registrant relating to the registration of an indefinite number of shares of beneficial interest, $0.01 par value, of INTECH U.S. Value Fund (to be renamed INTECH U.S. Managed Volatility Fund effective December 17, 2014) (the “Acquiring Fund”), a series of the Registrant. The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.

The shares covered by the Registration Statement are to be issued in connection with the proposed transfer of all of the assets and liabilities of INTECH U.S. Growth Fund (to be renamed INTECH U.S. Managed Volatility Fund II effective December 17, 2014) (the “Acquired Fund”), a series of the Registrant, to the Acquiring Fund in exchange for shares of beneficial interest of each corresponding class of the Acquiring Fund, as shown in the table below:

Acquired Fund	Share Class	Acquiring Fund	Share Class
INTECH U.S. Growth Fund	Class A Shares	INTECH U.S. Value Fund	Class A Shares
	Class C Shares		Class C Shares
	Class I Shares		Class I Shares
	Class S Shares		Class S Shares
	Class T Shares		Class T Shares

The Acquiring Fund currently offers Class N Shares and, effective December 22, 2014, the Acquiring Fund will also offer Class D Shares. The Acquired Fund does not offer either Class N Shares or Class D Shares; therefore, no Class N Shares or Class D Shares are being transferred as part of the reorganization. Following the transfer of shares, shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund, and the Acquired Fund will be dissolved. As a result of the reorganization, each shareholder of the Acquired Fund will receive shares of the Acquiring Fund with an aggregate net asset value approximately equal to the aggregate net asset value of his or her shares of the Acquired Fund, in each case calculated as of the close of business on the date of the reorganization.

Pursuant to Rule 17a-8(a)(3) of the 1940 Act, and as permitted under the Acquired Fund’s trust instrument, shareholders of the Acquired Fund are not being requested to approve the reorganization. As a result, shareholders of the Acquired Fund will receive the prospectus/information statement that is filed as a part of this Registration Statement instead of a proxy statement.

The prospectus/information statement included in this Registration Statement has many sections of disclosure that are substantially similar to the Acquiring Fund’s currently effective prospectus dated October 28, 2014, as supplemented October 28, 2014. As such, the Registrant requests selective review of the Registration Statement pursuant to Investment Company Act Release No. IC-13768. Because the net asset value of the Acquired Fund exceeds ten percent of the Acquiring Fund’s net asset value, pro forma financial statements are included in the Registration Statement.

The Registrant has delayed the effective date of the Registration Statement until such time that the Staff declares the Registration Statement effective pursuant to Section 8(a) of the Securities Act. The Registrant respectfully requests that the Staff provide comments and declare this Registration Statement effective within 30 days of this filing or no later than January 5, 2015.

Please call me at (303) 394-7310 with any comments, questions, or if you would like any additional information regarding this filing.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson
Legal Counsel

Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz, Esq.

Richard C. Noyes, Esq.

Donna Brungardt